Summary of Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2021
Minimum | Equipment, servers and computers
Property, Plant and Equipment [Line Items]
Useful life	3 years
Minimum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful life	5 years
Minimum | Software
Property, Plant and Equipment [Line Items]
Useful life	3 years
Maximum | Equipment, servers and computers
Property, Plant and Equipment [Line Items]
Useful life	5 years
Maximum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful life	7 years
Maximum | Software
Property, Plant and Equipment [Line Items]
Useful life	5 years